Stockholders' Equity - Schedule of Exercise of Shares (Details) - $ / shares			9 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 18, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Exercised	510,000	40,000	531,000	40,000
Exercise Price			$ 0.20	$ 2.41
Shares withheld as Payment	102,000	18,381
Common Stock Issued	408,000	21,619
David Phipps [Member]
Options Exercised	400,000	21,667
Exercise Price	$ 0.20	$ 2.55
Market Price	$ 0.25	$ 5.25
Shares withheld as Payment	80,000	10,524
Common Stock Issued	320,000	11,143
Other [Member]
Options Exercised	110,000	18,333
Exercise Price	$ 0.20	$ 2.25
Market Price	$ 0.25	$ 5.25
Shares withheld as Payment	22,000	7,857
Common Stock Issued	88,000	10,476